Financial assets, liabilities and financial result (excluding Orange Bank) - Investment securities FV - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 6,001
Financial assets at end of period	4,803	€ 6,001
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	4,953
Financial assets at end of period	3,990	4,953
Financial assets at fair value through profit or loss, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	133	805	€ 1,005
Changes in fair value	8	17	(101)
Sale of BT shares		(659)	(53)
Other items	0	(29)	(46)
Financial assets at end of period	€ 141	€ 133	€ 805